Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Current assets	$ 706,400	$ 798,558
Non-current assets	2,766,711	3,174,406
Current liabilities	657,605	724,553
Non-current liabilities	1,251,596	1,453,834
Goodwill and others	72,483	37,031
Revenues	711,373	707,412	$ 767,704
Total comprehensive (loss)/ income	17,015	324,058	$ 335,864
BHSA [Member]
Statement [Line Items]
Current assets	1,633,715	1,932,586
Non-current assets	617,196	517,340
Current liabilities	1,856,705	2,128,200
Non-current liabilities	42,558	24,495
Net assets	$ 351,648	$ 297,231
Ownership interest held by the Group	29.89%	29.91%
Interest in associates / joint ventures	$ 105,108	$ 88,902
Goodwill and others	(1,318)	(40)
Book value	103,790	88,862
Revenues	1,427	626,247
Net income/(loss)	97,803	38,290
Total comprehensive (loss)/ income	97,803	38,290
Dividends distributed to non-controlling shareholders	(47,640)
Profit / (loss) from operations	216,033	30,008
Cash of investment activities	(2,319)	(4,102)
Cash of financialactivities	(17,640)	29,913
Net (decrease)/ increase in cash and cash equivalents	196,074	55,819
Nuevo Puerto Santa Fe S.A [Member]
Statement [Line Items]
Current assets	2,148	2,166
Non-current assets	10,735	11,600
Current liabilities	724	1,152
Non-current liabilities	3,673	3,830
Net assets	$ 8,486	$ 8,784
Ownership interest held by the Group	50.00%	50.00%
Interest in associates / joint ventures	$ 4,243	$ 4,392
Goodwill and others	207	208
Book value	4,450	4,600
Revenues	4,084	4,075
Net income/(loss)	585	846
Total comprehensive (loss)/ income	585	846
Dividends distributed to non-controlling shareholders	(884)	(1,602)
Profit / (loss) from operations	785	2,668
Cash of investment activities	215	(1,202)
Cash of financialactivities	(1,172)	(1,856)
Net (decrease)/ increase in cash and cash equivalents	(172)	(390)
GCDI [Member]
Statement [Line Items]
Current assets	28,010	55,350
Non-current assets	89,654	99,378
Current liabilities	66,113	66,768
Non-current liabilities	46,763	62,380
Net assets	$ 4,788	$ 25,580
Ownership interest held by the Group	27.39%	27.82%
Interest in associates / joint ventures	$ 1,312	$ 7,116
Goodwill and others	(26)
Book value	1,286	7,116
Revenues	37,193	49,859
Net income/(loss)	(12,100)	988
Total comprehensive (loss)/ income	(7,897)	1,861
Profit / (loss) from operations	(857)	(2,092)
Cash of investment activities	969	1,861
Cash of financialactivities	(684)	238
Net (decrease)/ increase in cash and cash equivalents	$ (572)	$ 7